UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	November 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 9.6% (6.7% of Total Investments)
$ 815	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 802,995
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
24,485	5.750%, 6/01/47	6/17 at 100.00	BB–	22,858,459
6,325	5.125%, 6/01/47	6/17 at 100.00	BB–	5,346,017
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	5,602,163
	Bonds, Series 2007A-2, 5.300%, 6/01/37
37,890	Total Consumer Staples			34,609,634
	Education and Civic Organizations – 6.1% (4.3% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	305,039
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A3	2,720,196
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	217,780
270	5.000%, 11/01/25	11/15 at 100.00	A2	292,399
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,061,090
1,500	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/13 at 100.00	Baa2	1,502,685
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%,	11/15 at 100.00	Aa2	6,691,560
	11/01/27 – NPFG Insured
1,300	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	1,493,323
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
560	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	567,252
	University, Series 2003, 6.500%, 10/01/23
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	3,217,831
	5.000%, 9/01/34
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	4,085,440
	5/15/23 – AMBAC Insured
20,380	Total Education and Civic Organizations			22,154,595
	Health Care – 30.4% (21.4% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	2/13 at 100.00	BBB	4,008,840
2,000	6.125%, 4/01/32	2/13 at 100.00	BBB	2,003,700
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,754,225
	Series 2008J, 5.625%, 7/01/32
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s	8/21 at 100.00	A+	1,614,354
	Hospital – San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System,	7/19 at 100.00	AA–	2,075,552
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,328,733
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	5,529,705
	Bonds Trust 3765, 19.057%, 5/15/39 (IF) (4)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,122,003
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA–	1,813,433
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,883,146
	2011A, 6.000%, 8/15/42
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,585,934
	System, Series 2007A, 5.125%, 7/15/31
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	5,067,900
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
7,065	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	5/13 at 100.00	A–	7,081,038
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	2,413,833
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	722,123
	Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,423,676
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,575	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,820,320
	2005A, 5.000%, 11/15/43
1,594	California Statewide Community Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	2,630,040
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	8,291,696
	Option Bond Trust 3102, 18.779%, 11/15/46 (IF) (4)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,497,933
	2008A, 8.250%, 12/01/38
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,460,840
	5.250%, 1/01/42
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	2,939,808
	6.000%, 12/01/40
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	754,881
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,153,330
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	8,436,497
	6.000%, 11/01/41
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa2	6,036,365
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa2	2,601,075
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,295,186
	7.500%, 12/01/41
95,269	Total Health Care			110,346,166
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
2,025	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,270,309
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,174,025
	Series 2012A, 5.500%, 8/15/47
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	334,289
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,370	Total Housing/Multifamily			4,778,623
	Housing/Single Family – 3.8% (2.7% of Total Investments)
320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	334,845
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	7.891%, 8/01/31 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	9,652,676
3,805	8.263%, 8/01/37 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	3,667,716
14,305	Total Housing/Single Family			13,655,237
	Industrials – 1.6% (1.1% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	BBB	5,470,100
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	311,103
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,781,203
	Long-Term Care – 1.8% (1.3% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	2,459,849
	California Retired Officers Community Corporation - Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/13 at 100.00	A–	1,508,715
1,315	5.250%, 3/01/32	3/13 at 100.00	A–	1,320,470
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,215,360
	2009, 8.000%, 11/01/29
6,265	Total Long-Term Care			6,504,394
	Tax Obligation/General – 19.1% (13.4% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,841,162
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,198,985
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	A1	2,367,249
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,199,230
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,000	5.000%, 9/01/41	9/21 at 100.00	A1	8,096,620
7,000	5.000%, 10/01/41	10/21 at 100.00	A1	8,105,790
	California State, General Obligation Bonds, Various Purpose Series 2012:
2,970	5.250%, 2/01/28	2/22 at 100.00	A1	3,658,743
5,000	5.250%, 2/01/29	2/22 at 100.00	A1	6,154,850
5,000	5.000%, 4/01/42	4/22 at 100.00	A1	5,824,300
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/13 at 100.00	AA	15,031
	Insured (Alternative Minimum Tax)
18,500	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	3,719,055
	District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	633,742
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	3,016,311
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	Aa1	2,467,634
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA–	3,334,590
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Yosemite Community College District, California, General Obligation Bonds, Capital
	Appreciation, Election 2004, Series 2010D:
15,000	0.000%, 8/01/31	No Opt. Call	Aa2	6,674,100
12,520	0.000%, 8/01/42	No Opt. Call	Aa2	6,002,964
93,440	Total Tax Obligation/General			69,310,356
	Tax Obligation/Limited – 38.2% (26.9% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	529,592
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	2/13 at 100.00	A2	4,007,120
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/13 at 100.00	A2	4,563,218
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,213,880
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,692,293
	2010A-1, 5.750%, 3/01/30
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	4,683,760
	2012G, 5.000%, 11/01/31
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 - Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,779,453
550	6.000%, 9/01/33	9/13 at 100.00	N/R	557,178
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	743,636
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,223,763
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,050	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	BBB+	1,078,014
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%,
	9/01/33 – NPFG Insured
1,445	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	1,453,468
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,148,861
	6.000%, 9/01/34
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/13 at 100.00	N/R	3,514,070
	Series 2005, 6.300%, 9/01/31
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,359,322
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	340,725
760	5.125%, 9/01/36	9/16 at 100.00	N/R	780,672
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,111,780
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	692,980
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,076,300
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	1,024,810
	8/01/37 – RAAI Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,353,584
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,
	Bunker Hill Redevelopment Project, Series 2004L:
1,715	5.000%, 3/01/18	3/13 at 100.00	BBB–	1,722,838
1,350	5.100%, 3/01/19	3/13 at 100.00	BBB–	1,356,237
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,755,099
	Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	924,919
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	548,001
245	5.000%, 9/01/33	9/14 at 102.00	N/R	247,903
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	320,406
	Project, Series 2011, 6.750%, 9/01/40
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	3,025,080
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	2/13 at 100.00	N/R	2,005,440
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/14 at 100.00	BBB	11,263,250
	Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	3/13 at 103.00	N/R	253,107
540	6.125%, 9/01/41	3/13 at 103.00	N/R	557,696
3,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/13 at 101.00	N/R	3,033,360
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,415,780
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/13 at 100.00	BBB	3,251,495
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	1,021,716
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	6,492,900
	7/01/39 – FGIC Insured
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	1,010,588
	2011A, 5.750%, 9/01/30
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	637,588
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,845,003
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	178,974
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
995	5.000%, 9/01/29	9/22 at 100.00	N/R	1,059,735
2,625	5.000%, 9/01/35	9/22 at 100.00	N/R	2,731,733
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	797,425
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,172,606
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/13 at 100.00	AA–	14,628,871
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	151,808
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	148,545
160	7.000%, 8/01/41	2/21 at 100.00	BBB	187,677
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,192,468
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,528,650
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and	8/15 at 102.00	A	6,280,740
	3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	242,129
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,955,709
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	BBB	1,382,970
	9/01/34 – FGIC Insured
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,450,274
	Bonds Series 2011A, 7.000%, 8/01/39
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	652,368
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,883,538
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,001,780
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,380,528
	District 2001-1, Series 2004A, 6.125%, 9/01/39
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	453,195
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	4/13 at 100.00	A2	2,526,425
	Certificates of Particpation, Refunding Series 2001A, 5.000%, 10/01/26 – NPFG Insured
134,700	Total Tax Obligation/Limited			138,605,033
	Transportation – 3.9% (2.7% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,938,261
	2006F, 5.000%, 4/01/31 (UB)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	12,169,708
	Bonds, Series 1999, 5.875%, 1/15/28
13,440	Total Transportation			14,107,969
	U.S. Guaranteed – 11.0% (7.7% of Total Investments) (6)
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	AAA	8,641,600
	2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA– (6)	6,613,121
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 (Pre-refunded 6/01/13) – AGM Insured
660	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	722,093
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (6)	2,152,400
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
3,080	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,169,197
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	2,065,790
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (6)	1,416,555
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+ (6)	1,809,518
	Home Park, Series 2003A, 5.750%, 9/15/38 (Pre-refunded 9/15/13)
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R (6)	1,180,631
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38 (Pre-refunded 9/15/13)
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA– (6)	1,058,400
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	A+ (6)	4,194,748
5,140	5.125%, 5/01/19 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	A+ (6)	5,245,987
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (6)	1,632,413
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
38,130	Total U.S. Guaranteed			39,902,453
	Utilities – 4.3% (3.0% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,466,144
	2007A, 5.000%, 11/15/35
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,086,520
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,332,776
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,118,200
	Project, Series 2003, 5.700%, 9/01/36
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,	2/13 at 100.00	A+	2,506,800
	8/01/22 – AMBAC Insured (Alternative Minimum Tax)
14,600	Total Utilities			15,510,440
	Water and Sewer – 11.2% (7.9% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%,	6/14 at 100.00	AA+	1,140,256
	6/01/22 – AMBAC Insured
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,403,770
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	1,204,864
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	983,868
	5.000%, 4/01/36 – NPFG Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	906,568
	5.000%, 6/01/31 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,312,940
	Series 2007A, 5.000%, 7/01/37
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	3,366,747
	Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – NPFG Insured
3,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	3,544,950
	Series 2011A, 5.000%, 11/01/41 (WI/DD, Settling 12/03/12)
20,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	23,593,195
	Series 2012A, 5.000%, 11/01/43
35,250	Total Water and Sewer			40,457,158
$ 518,244	Total Investments (cost $466,502,056) – 142.3%			515,723,261
	Floating Rate Obligations – (0.2)%			(845,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.0)% (7)			(159,544,500)
	Other Assets Less Liabilities – 1.9%			7,093,335
	Net Assets Applicable to Common Shares – 100%			$ 362,427,096

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ –	$515,723,261	$ –	$515,723,261

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $465,259,610.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$56,184,234
Depreciation	(6,565,583)
Net unrealized appreciation (depreciation) of investments	$49,618,651

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%. N/R Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013